Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 1,032	$ 919
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	374	316
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	273	277
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	199	242
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	136	71
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	47	13
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 3	$ 0